Securitizations And Variable Interest Entities Disclosure [Text Block] (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Variable Interest Entities [Table Text Block]

Our involvement with consolidated and nonconsolidated VIEs in which we hold variable interests is presented below.

December 31, ($ in millions)	Consolidated involvement with VIEs (a)		Assets of nonconsolidated VIEs (a)		Maximum exposure to loss in nonconsolidated VIEs
2013
On-balance sheet variable interest entities
Consumer automobile	$19,072
Commercial automobile	20,511
Commercial other	564
Off-balance sheet variable interest entities
Consumer automobile	—		$899		$899	(b)
Commercial other	(24)	(c)	—	(d)	40

Total	$40,123		$899		$939

2012
On-balance sheet variable interest entities
Consumer automobile	$28,566
Commercial automobile	23,139
Commercial other	728
Off-balance sheet variable interest entities
Consumer automobile	—		$1,495		$1,495	(b)
Consumer mortgage — other	—		—	(d)	12	(e)
Commercial other	(28)	(c)	—	(d)	85

Total	$52,405		$1,495		$1,592

(a)	Asset values represent the current unpaid principal balance of outstanding consumer finance receivables and loans within the VIEs.

(b)	Maximum exposure to loss represents the current unpaid principal balance of outstanding loans based on our customary representation and warranty provisions. This measure is based on the unlikely event that all of the loans have underwriting defects or other defects that trigger a representation and warranty provision and the collateral supporting the loans are worthless. This required disclosure is not an indication of our expected loss.

(c)	Amounts classified as accrued expenses and other liabilities.

(d)	Includes a VIE for which we have no management oversight and therefore we are not able to provide the total assets of the VIEs.

(e)	Our maximum exposure to loss in this VIE is a component of servicer advances made that are allocated to the trust. The maximum exposure to loss presented represents the unlikely event that every loan underlying the excess servicing rights sold defaults, and we, as servicer, are required to advance the entire excess service fee to the trust for the contractually established period. This required disclosure is not an indication of our expected loss.

Schedule of On-balance Sheet Variable Interest Entities [Table Text Block]

The consolidated VIEs included in the Consolidated Balance Sheet represent separate entities with which we are involved. The third-party investors in the obligations of consolidated VIEs have legal recourse only to the assets of the VIEs and do not have such recourse to us, except for the customary representation and warranty provisions or when we are the counterparty to certain derivative transactions involving the VIE. In addition, the cash flows from the assets are restricted only to pay such liabilities. Thus, our economic exposure to loss from outstanding third-party financing related to consolidated VIEs is significantly less than the carrying value of the consolidated VIE assets. All assets of consolidated VIEs, presented below based upon the legal transfer of the underlying assets in order to reflect legal ownership, are restricted for the benefit of the beneficial interest holders. Refer to Note 24 for discussion of the assets and liabilities for which the fair value option has been elected.

December 31, ($ in millions)	2013	2012
Assets
Finance receivables and loans, net
Consumer	$13,291	$13,671
Commercial	18,974	17,839
Allowance for loan losses	(174)	(144)

Total finance receivables and loans, net	32,091	31,366
Investment in operating leases, net	4,620	6,060
Other assets	3,436	2,868
Assets of operations held-for-sale	—	12,139

Total assets	$40,147	$52,433

Liabilities
Short-term borrowings	$250	$400
Long-term debt	24,147	26,461
Interest payable	—	1
Accrued expenses and other liabilities	43	16
Liabilities of operations held-for-sale	—	9,686

Total liabilities	$24,440	$36,564

Schedule Of Cash Flow Received And Paid To Nonconsolidated Securitization Entities [Table Text Block]

The following table summarizes cash flows received and paid related to securitization entities, asset-backed financings, or other similar transfers of financial assets where the transfer is accounted for as a sale and we have a continuing involvement with the transferred assets (e.g., servicing) that were outstanding in 2013, 2012, and 2011. Additionally, this table contains information regarding cash flows received from and paid to nonconsolidated securitization entities that existed during each period.

Year ended December 31, ($ in millions)	Consumer automobile	Consumer mortgage GSEs	Consumer mortgage private-label
2013
Cash proceeds from transfers completed during the period	$—	$8,676	$—
Servicing fees	13	70	—
Representations and warranties obligations	—	(66)	—
Other cash flows	—	70	—

2012
Cash proceeds from transfers completed during the period	$1,979	$32,796	$5
Cash flows received on retained interests in securitization entities	—	—	71
Servicing fees	12	693	63
Purchases of previously transferred financial assets	—	(876)	(12)
Representations and warranties obligations	—	(108)	(7)
Other cash flows	—	(96)	255

2011
Cash proceeds from transfers completed during the period	$—	$59,815	$722
Cash flows received on retained interests in securitization entities	—	—	68
Servicing fees	—	999	201
Purchases of previously transferred financial assets	—	(2,537)	(222)
Representations and warranties obligations	—	(143)	(38)
Other cash flows	—	(13)	187

Schedule of Quantitative Information and Net Credit Losses about Securitized and Other Financial Assets Managed Together [Table Text Block]

The following tables represent on-balance sheet loans held-for-sale and finance receivable and loans, off-balance sheet securitizations, and whole-loan sales where we have continuing involvement. The table presents quantitative information about delinquencies and net credit losses.

	Total Amount		Amount 60 days or more past due		Net credit losses
December 31, ($ in millions)	2013	2012	2013	2012	2013	2012
On-balance sheet loans
Consumer automobile	$56,417	$53,715	$412	$351	$402	$369
Consumer mortgage	8,460	12,311	164	241	75	8
Commercial automobile	33,803	32,822	42	24	2	(1)
Commercial mortgage	—	—	—	—	—	(1)
Commercial other	1,683	2,783	—	1	(7)	(31)

Total on-balance sheet loans	100,363	101,631	618	617	472	344

Off-balance sheet securitization entities
Consumer automobile	899	1,495	3	4	3	2
Consumer mortgage - GSEs (a)	—	119,384	—	1,892	n/m	n/m

Total off-balance sheet securitization entities	899	120,879	3	1,896	3	2

Whole-loan transactions (b)	2,848	6,756	69	129	6	16

Total	$104,110	$229,266	$690	$2,642	$481	$362

n/m = not meaningful

(a)	Anticipated credit losses are not meaningful due to the GSE guarantees.

(b)	Whole-loan transactions are not part of a securitization transaction, but represent consumer automobile and consumer mortgage pools of loans sold to third-party investors.